Reconciliation of changes in property, plant and equipment (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Property, Plant and Equipment [Line Items]
Beginning of the year		₨ 45,843
End of the year	$ 886	73,835	₨ 45,843
Leasehold improvements [member]
Property, Plant and Equipment [Line Items]
Beginning of the year		1
End of the year		1	1
Computer equipment [member]
Property, Plant and Equipment [Line Items]
Beginning of the year		9,072
End of the year		30,080	9,072
Fixtures and fittings [member]
Property, Plant and Equipment [Line Items]
Beginning of the year		421
End of the year		363	421
Vehicles [member]
Property, Plant and Equipment [Line Items]
Beginning of the year		35,083
End of the year		42,491	35,083
Office equipment [member]
Property, Plant and Equipment [Line Items]
Beginning of the year		1,265
End of the year		900	1,265
Gross carrying amount [member]
Property, Plant and Equipment [Line Items]
Beginning of the year		417,836	410,052
Additions		49,447	44,185
Disposals		(12,023)	(36,540)
Effects of movements in foreign exchange rates			139
End of the year		455,260	417,836
Gross carrying amount [member] | Leasehold improvements [member]
Property, Plant and Equipment [Line Items]
Beginning of the year		228	207
Additions
Disposals
Effects of movements in foreign exchange rates			21
End of the year		228	228
Gross carrying amount [member] | Computer equipment [member]
Property, Plant and Equipment [Line Items]
Beginning of the year		318,321	326,207
Additions		26,598	6,982
Disposals		(9,975)	(14,868)
Effects of movements in foreign exchange rates
End of the year		334,944	318,321
Gross carrying amount [member] | Fixtures and fittings [member]
Property, Plant and Equipment [Line Items]
Beginning of the year		2,480	2,182
Additions		64	345
Disposals			(99)
Effects of movements in foreign exchange rates			52
End of the year		2,544	2,480
Gross carrying amount [member] | Vehicles [member]
Property, Plant and Equipment [Line Items]
Beginning of the year		71,595	54,437
Additions		22,392	36,482
Disposals		(2,046)	(19,324)
Effects of movements in foreign exchange rates
End of the year		91,941	71,595
Gross carrying amount [member] | Office equipment [member]
Property, Plant and Equipment [Line Items]
Beginning of the year		25,212	27,019
Additions		393	376
Disposals		(2)	(2,249)
Effects of movements in foreign exchange rates			66
End of the year		25,603	25,212
Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning of the year		371,994	388,055
Disposals		(10,905)	(30,506)
Charge for the year		20,336	14,309
Effects of movements in foreign exchange rates			136
End of the year		381,425	371,994
Depreciation [Member] | Leasehold improvements [member]
Property, Plant and Equipment [Line Items]
Beginning of the year		227	156
Disposals
Charge for the year			52
Effects of movements in foreign exchange rates			19
End of the year		227	227
Depreciation [Member] | Computer equipment [member]
Property, Plant and Equipment [Line Items]
Beginning of the year		309,248	320,288
Disposals		(9,975)	(14,868)
Charge for the year		5,591	3,828
Effects of movements in foreign exchange rates
End of the year		304,864	309,248
Depreciation [Member] | Fixtures and fittings [member]
Property, Plant and Equipment [Line Items]
Beginning of the year		2,060	1,939
Disposals			(99)
Charge for the year		121	168
Effects of movements in foreign exchange rates			52
End of the year		2,181	2,060
Depreciation [Member] | Vehicles [member]
Property, Plant and Equipment [Line Items]
Beginning of the year		36,512	41,133
Disposals		(930)	(13,382)
Charge for the year		13,868	8,761
Effects of movements in foreign exchange rates
End of the year		49,450	36,512
Depreciation [Member] | Office equipment [member]
Property, Plant and Equipment [Line Items]
Beginning of the year		23,947	24,539
Disposals			(2,157)
Charge for the year		757	1,500
Effects of movements in foreign exchange rates			65
End of the year		₨ 24,704	₨ 23,947